SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Non current portion of restricted cash (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash and cash equivalents	$ 4,473	$ 15,333
Restricted cash	13,091	5,818
Restricted cash - non-current	358	36,362
Total cash, cash equivalents and restricted cash shown in the statements of cash flow	$ 17,922	$ 57,513	$ 201,923	$ 110,084